Appendix V: Interest-Bearing Debt	12 Months Ended
Dec. 31, 2020
Appendix V: Interest-Bearing Debt [Abstract]
Appendix V: Interest-Bearing Debt
Appendix III: Debentures and bonds
The detail and key features of outstanding debentures and bonds at December 31, 2020 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2021	2022	2023	2024	2025	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	999	999
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,499	1,499
EMTN O2 GBP	GBP	5.375%	—	—	—	—	—	557	557
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,630	1,630
TELEF. EMISIONES JANUARY 07 A	EUR	1 x EURIBOR6M + 0,83%	55	—	—	—	—	—	55
TELEF. EMISIONES MAY 2014	EUR	2.242%	—	1,015	—	—	—	—	1,015
EMTN GBP 12/09/2022 650 GBP	GBP	5.289%	—	724	—	—	—	—	724
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	445	445
TELEF. EMISIONES FEBRUARY 2011	USD	5.462%	1,223	—	—	—	—	—	1,223
TELEF. EMISIONES DECEMBER 2012	CHF	3.450%	—	139	—	—	—	—	139
TELEF EMISIONES JANUARY 2013	EUR	3.987%	—	—	1,500	—	—	—	1,500
TELEF. EMISIONES MARCH 2013	EUR	3.961%	872	—	—	—	—	—	872
TELEF EMISIONES APRIL 2013	USD	4.570%	—	—	611	—	—	—	611
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800
TELEF. EMISIONES JULY 2015	EUR	1 x EURIBOR6M +0,83%	—	67	—	—	—	—	67
TELEF. EMISIONES SEPTEMBER 2015	EUR	1.477%	759	—	—	—	—	—	759
TELEF EMISIONES APRIL 2016	EUR	0.750%	—	1,110	—	—	—	—	1,110
TELEF EMISIONES APRIL 2016	EUR	1.460%	—	—	—	—	—	1,350	1,350
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	—	—	1,250	—	1,250

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2021	2022	2023	2024	2025	Subsequent years	Total
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	—	1,223	1,223
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,630	1,630
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	163	163
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	408	408
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,019	1,019
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	611	611
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	—	—	—	1,000	—	1,000
TELEF. EMISIONES FEBRUARY 2019 GREEN B.	EUR	1.069%	—	—	—	1,000	—	—	1,000
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,019	1,019
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
TELEF. EMISIONES MAY 2020	EUR	1.201%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES FEBRUARY 2020	EUR	0.664%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MAY 2020	EUR	1.807%	—	—	—	—	—	750	750
TELEF. EMISIONES JULY 2020	EUR	1.864%	—	—	—	—	—	500	500
Telefónica Emisiones, S.A.U.			2,909	3,055	2,111	1,000	2,250	19,705	31,030
Exchangeable Bond MARCH 2016 (*)	EUR	—	600	—	—	—	—	—	600
Telefónica Participaciones		—	600	—	—	—	—	—	600
Total Telefónica, S.A. and its instrumental companies			3,509	3,055	2,111	1,000	2,250	21,204	33,129
(*) Issue of non-dilutive cash-settled equity-linked bonds referenced to Telefónica share price, with a nominal amount of 600 million euros, issue price of 101.25% and maturing in March 2021.

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2021	2022	2023	2024	2025	Subsequent years	Total
Bond T	CLP	4.900%	22	—	22	—	—	—	44
144A Bond	USD	3.875%	—	408	—	—	—	—	408
Telefónica Chile, S.A.			22	408	22	—	—	—	452
Bond F	UF	3.600%	—	—	100	—	—	—	100
Bond O	CLP	3.500%	—	—	—	—	80	—	80
Bond K	CLP	4.900%	108	—	—	—	—	—	108
Telefónica Móviles Chile, S.A.			108	—	100	—	80	—	288

Foreign operators (cont.)
			Maturity
Debentures and bonds	Currency	% Interest rate	2021	2022	2023	2024	2025	Subsequent years	Total
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3,625%	—	—	—	—	—	20	20
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2,875%	—	—	—	—	—	16	16
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3,125%	—	—	—	—	—	15	15
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3,1875%	—	—	—	—	—	6	6
Bond T. Peru 5th Program (22nd Serie Ac)	N. SOL	VAC + 3,500%	7	—	—	—	—	—	7
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3,09375%	—	—	—	—	—	14	14
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	—	—	59	—	—	—	59
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	—	—	—	27	—	—	27
Bond T. Peru 6th Program (13th Serie A)	N. SOL	5.500%	—	32	—	—	—	—	32
Bond T. Peru 6th Program (14th Serie A)	N. SOL	5.344%	—	23	—	—	—	—	23
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	—	—	—	30	—	—	30
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	—	—	—	24	—	24
Bond T. Peru 6th Program (12th Serie B)	N. SOL	4.188%	16	—	—	—	—	—	16
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	—	—	—	18	18
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	—	—	—	—	128	255	383
Telefónica del Perú, S.A.			23	55	59	57	152	344	690
Nonconvertible bonds	BRL	1,0825 XCDI	157	157	—	—	—	—	314
Nonconvertible bonds (Telemig) I	BRL	IPCA + 0,5%	—	—	—	—	—	—	—
Nonconvertible bonds (Telemig) II	BRL	IPCA + 0,5%	1	—	—	—	—	—	1
Nonconvertible bonds (Telemig) III	BRL	IPCA + 0,5%	1	—	—	—	—	—	1
Telefônica Brasil, S.A.			159	157	—	—	—	—	316
BOND R144-A	USD	4.950%	—	—	—	—	—	408	408
Bond A5	COP	6.650%	—	—	—	83	—	—	83
Bond C10	COP	IPC + 3,39%	—	—	—	—	—	36	36
Colombia Telecomunicaciones, S.A, ESP			—	—	—	83	—	444	527
Bond	EUR	2.375%	500	—	—	—	—	—	500
Bond	EUR	1.750%	—	—	—	—	600	—	600
O2 Telefónica Deutschland Finanzierungs, GmbH			500	—	—	—	600	—	1,100
Total Outstanding Debentures and Bonds Foreign operators			812	620	181	140	832	788	3,373
Total Outstanding Debentures and Bonds			4,321	3,675	2,292	1,140	3,082	21,992	36,502
The main debentures and bonds issued by the Group in 2020 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	02/03/2020	02/03/2030	1,000	1,000	EUR	0.664%
EMTN Bond	05/21/2020	08/21/2027	1,250	1,250	EUR	1.201%
EMTN Bond	05/21/2020	05/21/2032	750	750	EUR	1.807%
EMTN Bond	07/13/2020	07/13/2040	500	500	EUR	1.864%
Colombia Telecomunicaciones S.A E.S.P.
Bond	07/17/2020	07/17/2030	500	408	USD	4.950%
Appendix V: Interest-bearing debt
The main financing transactions at December 31, 2020 and 2019 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2020	12/31/2019	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	18	USD	15	53	05/03/2011	07/30/2021
Structured Financing (*)	199	USD	162	282	02/22/2013	01/31/2023
Structured Financing (*)	187	USD	152	243	08/01/2013	10/31/2023
Structured Financing (*)	414	USD	338	448	12/11/2015	03/11/2026
Structured Financing (*)	281	EUR	281	341	12/11/2015	03/11/2026
Credit	100	GBP	111	117	05/23/2013	03/01/2023
Bilateral credit (1)	135	EUR	—	—	05/14/2019	05/14/2024
Bilateral loan	—	EUR	200	200	07/11/2019	08/14/2026
Bilateral loan	—	EUR	150	—	11/08/2019	03/12/2030
Bilateral loan	—	EUR	200	—	12/04/2019	05/06/2027
Syndicated	5,500	EUR	—	—	03/15/2018	03/15/2025
Bilateral loan (2)	200	EUR	—	—	12/18/2020	06/18/2024
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	333	408	06/13/2016	06/13/2025
Syndicated (3)	750	EUR	—	—	12/17/2019	12/17/2024
EIB Financing (Tranche 1)	300	EUR	—	—	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	150	EUR	—	—	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	USD	175	—	02/25/2020	03/24/2025
Syndicated (4)	—	USD	204	—	03/18/2020	03/18/2025
Telxius Telecom, S.A.
Syndicated	103	EUR	197	300	12/01/2017	12/01/2024
Bilateral loan	—	EUR	150	150	11/29/2019	11/29/2021
Telefónica Móviles Chile, S.A.
Bilateral loan (5)	—	USD	114	—	04/17/2020	09/29/2023
T. UK Limited
Syndicated (6)	—	GBP	—	—	05/07/2020	09/29/2020
(1) On February 18, 2020, there was a decrease in the limit of the bilateral credit from 300 million euros to 135 million euros.
(2) The bilateral loan has two annual extension options.
(3) The financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.
(4) On July 17, 2020, there was an early repayment for USD 70 million, therefore the outstanding amount was from USD 320 millions to USD 250 millions.
(5) On September 30, 2020, there was an extension of the maturity for the USD 140 million bilateral loan up to 2023.
(6) On September 29, 2020, there was an early repayment of the syndicated loan. The original maturity of the loan was 2021 with two six-months extension options at T. UK Limited request with a maturity up to 2022.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.